Other Current Assets - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid financing costs	$ 6.6
Pre-delivery expenses	2.6
Allowance for doubtful accounts	$ 0.0	$ 0.0